September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Index 2035 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Index 2035 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 63.8%
iShares Core MSCI Total International Stock ETF(b)	31,646,753	$ 2,613,388,863
iShares Enhanced Roll Yield Index Fund	102,454	1,128,019
iShares FTSE NAREIT All Equity REITs Index Fund	31,326,593	302,614,889
iShares Global Infrastructure ETF	3,455,911	211,225,280
Large Cap Index Master Portfolio	$4,098,732,747	4,098,732,747
Master Small Cap Index Series	$129,029,093	129,029,093
		7,356,118,891
Fixed-Income Funds — 36.1%
iShares 0-5 Year TIPS Bond ETF	450,964	46,611,639
iShares U.S. Intermediate Credit Bond Index Fund	82,149,031	840,384,586
iShares U.S. Intermediate Government Bond Index Fund	134,129,605	1,342,637,346
iShares U.S. Long Credit Bond Index Fund	37,724,186	348,948,717
iShares U.S. Long Government Bond Index Fund	64,197,087	504,589,100
iShares U.S. Securitized Bond Index Fund	112,037,700	1,080,043,424
		4,163,214,812

Security	Shares	Value
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	12,582,754	$ 12,589,046
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	16,318,398	16,318,398
		28,907,444
Total Investments — 100.2% (Cost: $8,174,264,660)		11,548,241,147
Liabilities in Excess of Other Assets — (0.2)%		(19,044,750)
Net Assets — 100.0%		$ 11,529,196,397

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,277,038	$ 9,316,159 (a)	$ —	$ (4,472)	$ 321	$ 12,589,046	12,582,754	$ 14,560 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	16,318,398 (a)	—	—	—	16,318,398	16,318,398	566,795	—
iShares 0-5 Year TIPS Bond ETF	63,190,482	8,241,318	(26,605,877)	638,749	1,146,967	46,611,639	450,964	1,352,629	—
iShares Core MSCI Total International Stock ETF	2,100,578,820	335,806,443	(342,470,542)	7,405,258	512,068,884	2,613,388,863	31,646,753	37,612,370	—
iShares Enhanced Roll Yield Index Fund	1,014,142	38,954	(34,085)	1,243	107,765	1,128,019	102,454	—	—
iShares FTSE NAREIT All Equity REITs Index Fund	288,076,659	17,088,120	(10,811,262)	(924,026)	9,185,398	302,614,889	31,326,593	4,528,478	135,956
iShares Global Infrastructure ETF	178,542,245	10,100,087	(7,588,339)	52,074	30,119,213	211,225,280	3,455,911	3,313,974	—
iShares TIPS Bond ETF(c)	99,549,772	—	(99,691,069)	525,247	(383,950)	—	—	—	—
iShares U.S. Intermediate Credit Bond Index Fund	631,144,171	299,179,209	(112,986,861)	211,392	22,836,675	840,384,586	82,149,031	25,356,691	—
iShares U.S. Intermediate Government Bond Index Fund	810,810,283	589,294,283	(81,094,380)	(755,092)	24,382,252	1,342,637,346	134,129,605	26,351,273	—
iShares U.S. Long Credit Bond Index Fund	436,714,094	34,861,516	(134,097,589)	(18,426,246)	29,896,942	348,948,717	37,724,186	15,298,308	—
iShares U.S. Long Government Bond Index Fund	545,252,955	82,353,380	(136,729,430)	(36,641,663)	50,353,858	504,589,100	64,197,087	16,594,001	—
iShares U.S. Securitized Bond Index Fund	933,587,257	144,054,829	(34,640,567)	(2,081,831)	39,123,736	1,080,043,424	112,037,700	28,377,627	—

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
Large Cap Index Master Portfolio	$ 3,835,705,617	$ —	$ (232,256,081)(a)(d)	$ 60,161,612	$ 435,121,599	$ 4,098,732,747	$4,098,732,747	$ 37,314,404	$ —
Master Small Cap Index Series	153,084,904	—	(34,317,887)(a)(d)	4,507,472	5,754,604	129,029,093	$129,029,093	1,134,157	—
				$ 14,669,717	$ 1,159,714,264	$ 11,548,241,147		$ 197,815,267	$ 135,956

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,128,357,051	$ —	$ —	$ 3,128,357,051
Fixed-Income Funds	4,163,214,812	—	—	4,163,214,812
Money Market Funds	28,907,444	—	—	28,907,444
	$7,320,479,307	$—	$—	7,320,479,307
Investments Valued at NAV(a)				4,227,761,840
				$ 11,548,241,147

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
Portfolio Abbreviation (continued)
MSCI	Morgan Stanley Capital International
Schedule of Investments